Receivables from and Payables to Brokers-Dealers, Clearing Organizations, Customers and Related Broker-Dealers	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Receivables from and Payables to Broker-Dealers, Clearing Organizations, Customers and Related Broker-Dealers [Abstract]
Receivables from and Payables to Broker-Dealers, Clearing Organizations, Customers and Related Broker-Dealers
8.	Receivables from and Payables to Broker-Dealers, Clearing Organizations, Customers and Related Broker-Dealers

Receivables from and Payables to broker-dealers, clearing organizations, customers and related broker-dealers primarily represent amounts due for undelivered securities, cash held at clearing organizations and exchanges to facilitate settlement and clearance of matched principal transactions, spreads on matched principal transactions that have not yet been remitted from/to clearing organizations and exchanges and amounts related to open derivative contracts. The Receivables from and Payables to broker-dealers, clearing organizations, customers and related broker-dealers consisted of the following (in thousands):

	March 31, 2012	December 31, 2011
Receivables from broker-dealers, clearing organizations, customers and related broker-dealers:
Contract values of fails to deliver	$512,847	$130,675
Receivables from clearing organizations	67,324	48,681
Other receivables from broker-dealers and customers	11,328	8,060
Net pending trades	5,843	3,452
Open derivative contracts	1,268	1,185

Total	$598,610	$192,053

Payables to broker-dealers, clearing organizations, customers and related broker-dealers:
Contract values of fails to receive	$495,648	$124,282
Payables to clearing organizations	20,727	5,077
Other payables to broker-dealers and customers	13,153	14,990
Open derivative contracts	523	334

Total	$530,051	$144,683

A portion of these receivables and payables are with Cantor. See Note 12—“Related Party Transactions,” for additional information related to these receivables and payables.

Substantially all open fails to deliver, open fails to receive and pending trade transactions as of March 31, 2012 have subsequently settled at the contracted amounts.

8.	Receivables from and Payables to Broker-Dealers, Clearing Organizations, Customers and Related Broker-Dealers

Receivables from and Payables to broker-dealers, clearing organizations, customers and related broker-dealers primarily represent amounts due for undelivered securities, cash held at clearing organizations and exchanges to facilitate settlement and clearance of matched principal transactions, spreads on matched principal transactions that have not yet been remitted from/to clearing organizations and exchanges and amounts related to open derivative contracts. The Receivables from and Payables to broker-dealers, clearing organizations, customers and related broker-dealers consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Receivables from broker-dealers, clearing organizations, customers and related broker-dealers:
Contract values of fails to deliver	$130,675	$415,520
Receivables from clearing organizations	48,681	48,345
Other receivables from broker-dealers and customers	8,060	6,948
Net pending trades	3,452	1,883
Open derivative contracts	1,185	1,573

Total	$192,053	$474,269

Payables to broker-dealers, clearing organizations, customers and related broker-dealers:
Contract values of fails to receive	$124,282	$423,829
Payables to clearing organizations	5,077	1,255
Other payables to broker-dealers and customers	14,990	3,449
Open derivative contracts	334	944

Total	$144,683	$429,477

A portion of these receivables and payables are with Cantor. See Note 11—“Related Party Transactions,” for additional information related to these receivables and payables.

Substantially all open fails to deliver, open fails to receive and pending trade transactions as of December 31, 2011 have subsequently settled at the contracted amounts.